UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:


/s/ Daniel Khoshaba         Bernardsville, New Jersey            2/4/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $108,660
                                       (thousands)


List of Other Included Managers:

None

                                                    FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                                          VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGER  SOLE  SHARED   NONE
AEP INDS INC                    COM            001031103  37,634     983,112    SH        SOLE               983,112   0       0
BALL CORP                       COM            058498106   7,436     144,871    SH        SOLE               144,871   0       0
CROWN HOLDINGS INC              COM            228368106   5,863     229,184    SH        SOLE               229,184   0       0
HOME DEPOT INC                  COM            437076102   5,344     190,470    SH        SOLE               190,470   0       0
ITT CORP NEW                    COM            450911102   6,802     139,632    SH        SOLE               139,632   0       0
ITT CORP NEW                    COM            450911102   4,872     100,000        CALL  SOLE               100,000   0       0
MCDONALDS CORP                  COM            580135101   5,987      99,006    SH        SOLE                99,006   0       0
MICROSOFT CORP                  COM            594918104   7,210     241,489    SH        SOLE               241,489   0       0
MOLSON COORS BREWING CO         CL B           60871R209   6,118     138,886    SH        SOLE               138,886   0       0
PROCTER & GAMBLE CO             COM            742718109   8,580     146,944    SH        SOLE               146,944   0       0
SONOCO PRODS CO                 COM            835495102   8,114     287,344    SH        SOLE               287,344   0       0
UNILEVER PLC                    SPON ADR NEW   904767704   1,535      50,000    SH        SOLE                50,000   0       0
UNITED TECHNOLOGIES CORP        COM            913017109   3,165      46,712    SH        SOLE                46,712   0       0

SK 21884 0001 1169241